Stradley Ronon Stevens & Young, LLP

Suite 2600

2005 Market Street

Philadelphia, PA 19103-7018

Telephone 215.564.8000

Fax 215.564.8120

www.stradley.com

JCorriero@stradley.com

(215) 564-8528

March 27, 2017

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Virtus ETF Trust II (the “Trust”)
File Nos. 333-206600 and 811-23078

Ladies and Gentlemen:

On behalf of the Trust, submitted herewith via the EDGAR system is Post-Effective Amendment No. 31, filed under the Securities Act of 1933 (the “1933 Act”), and Amendment No. 33, filed under the Investment Company Act of 1940, to the Trust’s Registration Statement on Form N-1A (the “Amendment”), with respect to the Virtus Enhanced U.S. Equity ETF series of the Trust (the “Fund”). The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act to reflect changes to the Fund’s principal investment strategies and risks in connection with changes to the Fund’s underlying index, and to update certain other information. The Amendment relates only to the Fund and does not affect the prospectuses and statements of additional information of the Trust’s other series.

Prior to the effective date of the Amendment, the Trust intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; (ii) updating and completing certain information contained in the prospectus and the statement of additional information relating to the Fund; and (iii) adding new exhibits to the Registration Statement.

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, Michael D. Mabry at (215) 564-8011.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc:        William Smalley

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